TIAA-CREF FUNDS – Managed Allocation Fund

TIAA-CREF FUNDS

MANAGED ALLOCATION FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2019

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.9%[a]

FIXED INCOME - 40.5%
32,343,355	TIAA-CREF Bond Plus Fund	$349,308,232
	TOTAL FIXED INCOME	349,308,232

INTERNATIONAL EQUITY - 16.8%
2,421,526	TIAA-CREF Emerging Markets Equity Fund	26,055,622
3,239,795	TIAA-CREF International Equity Fund	33,369,885
2,551,363	TIAA-CREF International Opportunities Fund	33,473,888
4,568,545	TIAA-CREF Quant International Equity Fund	31,705,700
2,102,939	TIAA-CREF Quant International Small-Cap Equity Fund	20,545,718
	TOTAL INTERNATIONAL EQUITY	145,150,813

U.S. EQUITY - 42.6%
5,255,059	TIAA-CREF Growth & Income Fund	75,462,641
3,238,957	TIAA-CREF Large-Cap Growth Fund	69,022,164
3,869,725	TIAA-CREF Large-Cap Value Fund	64,856,596
5,385,422	TIAA-CREF Quant Large-Cap Growth Fund	77,711,647
4,886,462	TIAA-CREF Quant Large-Cap Value Fund	48,131,648
1,087,915	TIAA-CREF Quant Small-Cap Equity Fund	17,384,878
1,180,476	TIAA-CREF Quant Small/Mid-Cap Equity Fund	14,071,277
	TOTAL U.S. EQUITY	366,640,851

	TOTAL AFFILIATED INVESTMENT COMPANIES	861,099,896
	(Cost $726,066,640)

	TOTAL INVESTMENTS - 99.9%	861,099,896
	(Cost $726,066,640)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	575,303
	NET ASSETS - 100.0%	$861,675,199

a	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
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TIAA-CREF Managed Allocation Fund – Notes to Schedule of Investments (unaudited)

Organization and significant accounting policies

Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“Commission”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.

Valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board of Trustees (“Board”).. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

As of August 31, 2019, all of the investments in the Fund were valued based on Level 1 inputs.

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